Merrill Lynch Investment Managers


Semi-Annual Report


March 31, 2001


High Income Portfolio
Merrill Lynch
Bond Fund, Inc.



www.mlim.ml.com



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



HIGH INCOME PORTFOLIO


TO OUR SHAREHOLDERS


Changes to the Fund
Effective February 2, 2001, High Income Portfolio of Merrill Lynch Corporate Bond Fund, Inc. was renamed High Income Portfolio of Merrill Lynch Bond Fund, Inc. The renaming process represented the final step in the transformation of the Fund from what was previously a corporate bond fund, to one that now has the capacity to utilize the entire spectrum of the fixed-income market.

The High-Yield Market
During the six-month period ended March 31, 2001, the high-yield market had a total return of -0.37%, as measured by the Credit Suisse First Boston (CSFB) Global High Yield Index. While the high-yield market was quite weak in October and November, it improved in December and surged in January and February 2001, as the Federal Reserve Board lowered interest rates, attracting new investors to the market. However, it has softened since. For the six months ended March 31, 2001, the US economy experienced a general deterioration. Initially, basic industry slumped with autos, steel, paper and other old economy industries reflecting marked volume and price deterioration. Gross domestic product (GDP) decelerated from a first half 2000 rate of growth, averaging 5.2% down to 2.2% in the third quarter and 1% in the final quarter of 2000. In the first quarter 2001, the slowdown spread to technology and telecommunications with personal computer sales contracting by 3.5%, the first quarterly decline in seven years. Orders dropped steeply for telephone equipment manufacturers such as Nortel Networks Ltd., Lucent Technologies, Inc. and Cisco Systems, Inc., resulting in layoffs. While first quarter 2001 GDP was reported up 2%, it is unclear whether this represents recovery. Some evidence says it does not. At this time it remains uncertain as to whether or not the US economy will escape a recession in 2001.

The Federal Reserve Board responded to economic weakness with a series of interest rate reductions. Starting with a 50 basis point (0.50%) reduction in early January, the Federal Reserve Board lowered interest rates a cumulative 1.50% through March. The interest rate decline is positive for fixed-income securities that retain their yields, while short-term interest rates are dropping. The offset is that a weak economy means declining corporate earnings, deteriorating credit conditions and rising bond defaults. In the first quarter 2001, earnings disappointments were relatively frequent and are likely to affect high-yield bond prices.

Portfolio Matters
For the six-month period ended March 31, 2001, the Portfolio's Class A, Class B, Class C and Class D Shares had total returns of -4.47%, -4.99%, -4.84% and -4.57%, respectively. (Results shown do not include sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) The Fund underperformed the benchmark CSFB Global High Yield Index, which returned -0.37% for the same period.

Performance lagged largely because of issue selection. In particular, several of the Portfolio's holdings including Dictaphone Corp., Wheeling Pittsburgh Corp. and Regal Cinemas Inc., filed for bankruptcy protection. Bonds of two steel companies, Renco Steel Holdings and Weirton Steel Corp., were especially hard hit, reflecting underlying operational and potential liquidity concerns. Securities of Asia Pulp and Paper and its subsidiaries (India Kiat, Pindo Deli and Tjiwi Kimia) came under renewed pressure on the fears of imminent debt restructuring. These disappointments more than offset a solid rebound in several healthcare names and positive returns in energy and utility/independent power producer industries.


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


We believe that the high-yield market is likely to perform well in the current environment. The investment issues that investors have to deal with are: How weak will the economy get? Is the market appropriately discounting the deteriorating credit conditions and default rates? The answer to the first issue is uncertain. We believe that a relatively mild recession and a U-shaped recovery may occur. However, the market may need a clearer sense of the shape of economic activity before a rally can resume. The bear market in high-yield bonds is more than two years old, and investor sentiment is fairly negative. Valuation of high-yield bonds currently reflects investor perceptions that the market is riskier than normal. Yield spreads off US Treasury bonds of similar maturity were about 8.5% at March 31, 2001. Throughout much of the 1990s, yield spreads averaged around 5%. High-yield bonds seem inexpensive at current levels and distressed credits may be more depressed than fundamentals and asset protection would warrant.

Given our positive market outlook, we remain fully invested. At March 31, 2001, the quality profile of the Fund was modestly above average relative to the CSFB Global High Yield Index benchmark. We are committing new purchases largely to better-quality issues. For example, in recent months we added core holdings in CMS Energy Corporation, a double-B rated utility; Hilton Hotels Corporation, a triple-B rated hotel chain; single-B rated cable TV operator, Insight Communications; and single-B rated American Tower Corporation, a company that owns and manages towers leased to multiple wireless telephone operators. A schedule of quality ratings is shown on page 4. Relative to the market we were overweighted in healthcare, metals and utilities, with major underweightings in fixed communications and financials.

In Conclusion
We appreciate your investment in High Income Portfolio of Merrill
Lynch Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


(Terry K. Glenn)
Terry K. Glenn
President and Director



(Vincent T. Lathbury III)
Vincent T. Lathbury III
Senior Vice President and
Portfolio Manager



May 14, 2001




Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001



PORTFOLIO INFORMATION

As of March 31, 2001

                                                                                                                   Percent of
Ten Largest Corporate Holdings                                                                                     Net Assets
Nextel            Nextel is the largest specialized mobile radio (SMR) and enhanced specialized mobile                 3.2%
Communications,   radio (ESMR) provider in the United States, with licenses covering 98% of the American
Inc. and          population. While Nextel's SMR system is virtually nationwide, the company is still building
Affiliates        out a national ESMR system. Through its 100%-owned subsidiary, Nextel International Inc.,
                  Nextel is also building networks in Latin America and Asia.

USAir             USAir Inc., the primary operating subsidiary of US Airways Group, Inc., is the sixth-largest          2.2
Inc.              domestic air carrier, as ranked by revenue passenger miles flown. The company dominates
                  East Coast airports from New England to Florida with its fleet of 383 jets, and provides regularly scheduled service at 107 airports, including airports in Canada, Mexico, France,
                  Germany, Italy, Spain, the United Kingdom and the Caribbean. Its principal hubs are located at major airports in Charlotte, Philadelphia and Pittsburgh. The company's more than 2,000 daily flights transported 56 million passengers in 1999. Our investment includes a sizable amount of equipment trust certificates secured by modern, saleable aircraft.

Millicom          Millicom International Cellular develops and operates cellular telephone systems worldwide.           2.1
International     The company has interest in 33 cellular systems in 20 countries, primarily in emerging markets.
Cellular SA


GS                The company is an indirect holding company that owns a 50% stake in Guangzhou-                        1.9
Superhighway      Shenzhen-Zhuhai East Superhighway Company Limited (GSZ East), Ltd., a joint-venture
Holdings          company with the Guangdong Provincial Bureau of Communications. Open to traffic and collecting tolls since 1994, GSZ East is a 122.8-km, dual three-lane expressway that serves as the principal highway transportation route linking the highly populous region of southern
                  Guangdong Province and Hong Kong with the rest of Guangdong Province and the other southern provinces in the People's Republic of China.

United-           UnitedGlobalCom (formerly known as United International Holdings) is a global broadband               1.8
GlobalCom         communications provider of video, voice and data services with operations in various countries
Inc.              around the world. The company serves video subscribers, telephony access lines, and high-
                  speed broadband accounts. United Global Communications also provides television programming services to subscribers worldwide.

HMH               HMH is a wholly-owned subsidiary of Host Marriott Corporation, a lodging real estate                  1.8
Properties,       company that currently owns or holds controlling interest in 122 upscale and luxury
Inc.              hotel properties primarily operated under premium brands such as Marriott, Ritz-Carlton,
                  Hyatt, Four Seasons, Hilton and Swissotel.

Columbia/HCA      Columbia/HCA Healthcare Corp. is the nation's largest investor-owned hospital manage-                 1.7
Healthcare        ment company. The company currently operates 205 general, acute care hospitals and 81
Corp.             outpatient surgery centers in 24 states, London and Geneva. Columbia's US facilities are primarily located in urban areas.

Fresenius         Fresenius Medical Capital is the world's largest vertically integrated provider of dialysis           1.6
Medical           products and services to patients suffering from chronic kidney failure. Fresenius Medical
Capital AG        Care is a 50.3% subsidiary of Fresenius AG and is based in Germany.

TFM,              Grupo Transportacion Ferroviaria Mexicana (TFM), a joint venture company owned principally            1.4
SA de CV          by Transportacion Maritima Mexicana (TMM), its affiliate, Grupo Servia SA de CV and Kansas
                  City Southern Industries, Inc., operates and provides freight transportation services over the
                  Northeast Rail Lines. The network of the Northeast Rail Lines consists of approximately 2,600 miles of main track and is the primary corridor of the Mexican railroad system. As a major beneficiary of the North American Free Trade Agreement and the most direct route for goods shipped between
                  Mexico City and the United States, TFM accounts for approximately 63% of the rail traffic between
                  Mexico and the United States.

TransAmerican     This holding originally issued by TransAmerican Refining Corporation is now an obligation of          1.3
Refining          Orion Refining Corporation, which refines and markets petroleum products including gasoline
Corporation       and heating oil. The notes are secured by a petroleum storage "tank farm" and associated docks in Norco, Louisiana.



Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


PORTFOLIO INFORMATION (concluded)


As of March 31, 2001

Quality Profile*                  Percent of
S&P Rating/Moody's Rating        Market Value

A/A                                   0.9%
BBB/Baa                               3.5
BB/Ba                                34.7
B/B                                  47.6
CCC/Caa or lower                      9.2
NR(Not Rated)                         4.1

*In cases where bonds are rated differently by Standard & Poor's
Corporation and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.



                                       Percent of
Five Largest Industries                Net Assets

Health Services                            10.2%
Energy                                      8.1
Transportation                              6.0
Wireless Communications--International      5.7
Cable--International                        5.4



Geographic Profile                     Percent of
Top Five Foreign Countries*            Net Assets

Mexico                                      3.8%
Brazil                                      3.3
Argentina                                   2.6
Luxembourg                                  2.3
Canada                                      2.3

*All holdings are denominated in US dollars.




Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results
                                                                                                    Ten Year/
                                                                       6 Month        12 Month   Since Inception Standardized
As of March 31, 2001                                                 Total Return   Total Return   Total Return   30-Day Yield
High Income Portfolio Class A Shares*                                    -4.47%        - 5.29%       +138.32%         12.89%
High Income Portfolio Class B Shares*                                    -4.99         - 6.01        +120.98          12.64
High Income Portfolio Class C Shares*                                    -4.84         - 5.89        + 34.88          12.57
High Income Portfolio Class D Shares*                                    -4.57         - 5.35        + 39.87          12.62
Merrill Lynch High Yield US Corporates, Cash Pay Index**                 +2.03         + 4.06     +162.05/+62.08        --
CS First Boston Global High Yield Index**                                -0.37         + 0.77     +155.87/+53.40        --
Ten-Year US Treasury Securities***                                       +8.60         +12.45     +109.77/+68.09        --

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The
Fund's ten year/since inception periods are ten years for Class A &
Class B Shares and from 10/21/94 for Class C & Class D Shares.
**Unmanaged. These market-weighted indexes mirror the high-yield debt market of securities rated BBB or lower. Ten year/since inception total returns for Merrill Lynch High Yield US Corporates,
Cash Pay Index are ten years and from 10/21/94, respectively. Ten year/since inception total returns for CS First Boston Global High
Yield Index are ten years and from 10/31/94, respectively.
***Ten year/since inception total returns are ten years and from 10/31/94, respectively.


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


PERFORMANCE DATA (concluded)


Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class A Shares*

Year Ended 3/31/01                         -5.29%         -9.08%
Five Years Ended 3/31/01                   +3.42          +2.58
Ten Years Ended 3/31/01                    +9.07          +8.63

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/01                         -6.01%         -9.34%
Five Years Ended 3/31/01                   +2.64          +2.64
Ten Years Ended 3/31/01                    +8.25          +8.25

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/01                         -5.89%         -6.72%
Five Years Ended 3/31/01                   +2.59          +2.59
Inception (10/21/94)
through 3/31/01                            +4.75          +4.75

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class D Shares*

Year Ended 3/31/01                         -5.35%         -9.14%
Five Years Ended 3/31/01                   +3.17          +2.34
Inception (10/21/94)
through 3/31/01                            +5.35          +4.68

*Maximum sales charge is 4%.
**Assuming maximum sales charge.




Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


SCHEDULE OF INVESTMENTS                                                                                     (in US dollars)
             S&P      Moody's     Face
Industries  Rating     Rating    Amount                       Issue                              Cost              Value

Bonds
Aerospace       B-      B3   $ 25,000,000   Fairchild Corporation, 10.75% due 4/15/2009    $   23,333,125     $  19,875,000
--1.7%          B       B2     20,000,000   Hexcel Corporation, 9.75% due 1/15/2009            19,860,000        19,500,000
                NR*     Ca     25,000,000   ++Kitty Hawk, Inc., 9.95% due 11/15/2004           25,033,750         7,125,000
                                                                                           --------------     -------------
                                                                                               68,226,875        46,500,000

Airlines                                    Piedmont Aviation, Inc.:
--2.2%          BB-     Ba3     1,500,000    Series H, 10% due 11/08/2012                       1,493,250         1,459,917
                NR*     Ba3     1,304,000    Series J, 10.05% due 5/13/2005                     1,181,685         1,281,799
                BB-     Ba3     1,116,000    Series J, 10.10% due 5/13/2007                       999,021         1,073,307
                BB-     Ba3     3,767,000    Series J, 10.10% due 5/13/2009                     3,327,542         3,588,124
                BB-     Ba3     2,710,000    Series J, 10.15% due 5/13/2011                     2,366,806         2,571,600
                NR*     Ba3     2,226,000    Series K, 10% due 5/13/2004                        2,026,506         2,210,206
                NR*     Ba3     2,666,000    Series K, 10.10% due 5/13/2008                     2,374,020         2,549,709
                NR*     Ba3     2,550,000    Series K, 10.15% due 5/13/2010                     2,251,293         2,427,294
                                            USAir Inc.:
                BB-     Ba3     1,092,000    Series 88F, 10.70% due 1/01/2003                     984,165         1,099,704
                BB-     Ba3     1,092,000    Series 88G, 10.70% due 1/01/2003                     984,165         1,099,704
                BB-     Ba3     1,092,000    Series 88H, 10.70% due 1/01/2003                     984,165         1,099,704
                BB-     Ba3     1,092,000    Series 88I, 10.70% due 1/01/2003                     984,165         1,099,704
                BB-     Ba3     3,246,932    Series 89A1, 9.33% due 1/01/2006+++                3,071,502         3,165,385
                BB-     Ba3    25,000,000    Series 93A3, 10.375% due 3/01/2013                23,968,125        25,224,875
                BB-     Ba3     1,432,000    Series A, 10.70% due 1/15/2007                     1,525,137         1,441,272
                BB-     Ba3     1,815,000    Series C, 10.70% due 1/15/2007                     1,933,048         1,826,752
                BB-     Ba3     1,107,000    Series E, 10.70% due 1/15/2007                     1,159,472         1,114,168
                NR*     Ba3     1,985,000    Series E, 10.30% due 3/28/2007                     1,855,291         2,014,874
                NR*     Ba3     1,950,000    Series F, 10.35% due 3/28/2011                     1,999,718         1,874,749
                                                                                           --------------     -------------
                                                                                               55,469,076        58,222,847

Automotive--    B-      B3      2,500,000   Federal-Mogul Corporation, 7.375% due 1/15/2006     1,893,750           362,500
0.6%                                        Venture Holdings Trust:
                B       B2     25,000,000    11% due 6/01/2007                                 25,000,000        13,375,000
                B-      B3     10,000,000    12% due 6/01/2009                                 10,000,000         2,900,000
                                                                                           --------------     -------------
                                                                                               36,893,750        16,637,500

Broadcasting    NR*     NR*     4,686,000   Acme Intermediate Holdings/Finance,
--Radio &                                   0/12% due 9/30/2005 (e)                             3,900,920         3,209,910
Television      B-      B3      3,000,000   Acme Television/Finance, 10.875% due 9/30/2004      3,000,000         2,808,750
--1.6%          BB-     B1     30,000,000   Globo Comunicacoes e Participacoes, Ltd.,
                                            10.50% due 12/20/2006 (i)                          30,200,350        26,325,000
                B-      B3     16,500,000   LIN Holdings Corp., 10.60% due 3/01/2008 (e)       13,234,463        11,715,000
                                                                                           --------------     -------------
                                                                                               50,335,733        44,058,660

Cable--         B+      B2     10,000,000   Adelphia Communications Corporation,
Domestic--                                  7.875% due 5/01/2009                               10,000,000         9,200,000
3.2%            B+      B2     20,000,000   Century Communications Corporation, 9.50%
                                            due 3/01/2005                                      19,855,000        19,975,000
                                            Charter Communications Holdings:
                B+      B2     15,000,000    8.625% due 4/01/2009                              14,954,250        14,512,500
                B+      B2     10,000,000    10.75% due 10/01/2009                              9,991,300        10,700,000
                B+      B2     30,000,000   Olympus Communications LP/Capital Corp.,
                                            10.625% due 11/15/2006                             30,282,500        30,750,000
                                                                                           --------------     -------------
                                                                                               85,083,050        85,137,500


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
             S&P      Moody's     Face
Industries  Rating     Rating    Amount                       Issue                              Cost              Value

Bonds (continued)
Cable--                                     ++Australis Media Ltd.++++:
International   D       NR*  $  1,353,490    15.75% due 5/15/2003                           $     751,091     $           0
--4.4%          NR*     NR*    79,117,000    15.75% due 5/15/2003 (a)                          56,318,088                 8
                CCC+    Caa2   10,000,000   Cable Satisfaction International, 12.75%
                                            due 3/01/2010                                       9,346,335         6,925,000
                                            Cablevision SA:
                B+      B2     15,000,000    13.75% due 4/30/2007                              14,830,350        10,687,500
                B+      B2     15,000,000    13.75% due 5/01/2009                              15,000,000        10,462,500
                B-      B3     23,000,000   Callahan Nordrhein-Westf, 16% due 7/15/2010 (e)    11,883,186        11,385,000
                B       B2     10,000,000   Diamond Cable Communications PLC, 11.014%
                                            due 2/15/2007 (e)                                   9,004,515         7,200,000
                B-      B3      9,000,000   Ekabel Hessen, 14.50% due 9/01/2010                 8,882,100         8,775,000
                D       NR*    33,500,000   ++Supercanal Holdings SA, 11.50% due
                                            5/15/2005 (i)                                      29,896,250         7,537,500
                B       B2     35,000,000   United Pan-Europe Communications, 13.75%
                                            due 2/01/2010 (e)                                  21,016,560        11,725,000
                B-      B3     93,000,000   UnitedGlobalCom Inc., 10.75% due 2/15/2008 (e)     76,414,338        45,105,000
                                                                                           --------------     -------------
                                                                                              253,342,813       119,802,508

Capital Goods                               International Wire Group, Inc.:
--1.4%          B-      B3      9,000,000    11.75% due 6/01/2005                               8,986,250         9,045,000
                B-      B3     11,000,000    Series B, 11.75% due 6/01/2005                    11,852,500        11,055,000
                CCC+    B3     25,250,000   Trench Electric SA and Trench Inc., 10.25%
                                            due 12/15/2007                                     25,315,625        16,538,750
                                                                                           --------------     -------------
                                                                                               46,154,375        36,638,750

Chemicals       B+      Ba2    10,000,000   Hercules Inc., 11.125% due 11/15/2007 (i)           9,912,500        10,150,000
--2.3%                                      ISP Holdings Inc.:
                BB-     Ba3    20,002,000    9.75% due 2/15/2002                               19,912,000        19,501,950
                BB-     Ba3    10,000,000    9% due 10/15/2003                                  9,972,100         9,350,000
                BB      Ba3    22,000,000   Lyondell Chemical Company, 9.625% due
                                            5/01/2007                                          22,058,750        22,660,000
                                                                                           --------------     -------------
                                                                                               61,855,350        61,661,950

Child Care--    B-      B3     20,000,000   Kindercare Learning Centers, Inc., 9.50%
0.7%                                        due 2/15/2009                                      19,924,375        19,300,000

Computer        BB-     Ba3    14,000,000   Amkor Technology Inc., 9.25% due 2/15/2008 (i)     13,965,500        13,370,000
Services--      D       Ca     20,500,000   ++Dictaphone Corp., 11.75% due 8/01/2005           20,114,375         5,637,500
Electronics                                 PSINet, Inc.:
--1.1%          CC      Ca      8,000,000    10% due 2/15/2005                                  6,445,000           680,000
                CC      Ca     15,000,000    10.50% due 12/01/2006                             15,000,000         1,275,000
                B       Caa2   30,000,000   Zilog Inc., 9.50% due 3/01/2005                    28,266,250         9,750,000
                                                                                           --------------     -------------
                                                                                               83,791,125        30,712,500

Conglomerates   B-      B3     20,000,000   Eagle-Picher Industries, 9.375% due 3/01/2008      20,117,740        10,100,000
--0.4%



Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
             S&P      Moody's     Face
Industries  Rating     Rating    Amount                       Issue                              Cost              Value

Bonds (continued)
Consumer        CCC+    Caa1 $ 25,000,000   Corning Consumer Products, 9.625% due
Products                                    5/01/2008                                      $   20,414,931     $   3,125,000
--0.1%

Consumer        CCC+    Ca      8,000,000   AP Holdings Inc., 11.164% due 3/15/2008 (e)         6,476,437           590,000
Services        CCC+    Caa2   15,000,000   Apcoa Inc., 9.25% due 3/15/2008                    15,012,500         7,162,500
--0.9%          B-      Caa2   30,000,000   Protection One Alarm Monitoring, 8.125%
                                            due 1/15/2009 (i)                                  28,550,000        16,125,000
                                                                                           --------------     -------------
                                                                                               50,038,937        23,877,500

Energy--8.1%    B       B3     20,000,000   Benton Oil & Gas Co., 9.375% due 11/01/2007        20,097,687        12,175,000
                B+      B2     10,000,000   Chesapeake Energy Corp., 9.625% due 5/01/2005      10,056,250        10,950,000
                B       B2     15,000,000   Clark R & M, Inc., 8.875% due 11/15/2007           14,892,150         8,625,000
                B       B3     25,000,000   Clark USA Inc., 10.875% due 12/01/2005             26,515,000        14,375,000
                B-      Caa1   25,000,000   Energy Corp. of America, 9.50% due 5/15/2007       21,214,000        20,687,500
                BB+     Ba1    20,000,000   Ocean Energy Inc., 8.375% due 7/01/2008            19,790,430        21,125,000
                CCC     B3     25,000,000   Ocean Rig Norway AS, 10.25% due 6/01/2008          24,405,000        20,750,000
                B+      B1     20,000,000   Parker Drilling Co., 9.75% due 11/15/2006          20,299,785        20,700,000
                A-      Baa3   17,000,000   RBF Finance Company, 11% due 3/15/2006             17,112,500        21,150,873
                BB-     B1     20,000,000   Tesoro Petroleum Corp., 9% due 7/01/2008           19,885,800        20,450,000
                NR*     NR*    36,000,000   TransAmerican Refining Corporation, 13%
                                            due 12/15/2003 (g)                                 35,640,000        36,180,000
                B-      B3     18,000,000   United Refining Co., 10.75% due 6/15/2007          16,501,250        11,992,500
                                                                                           --------------     -------------
                                                                                              246,409,852       219,160,873

Entertainment   D       Ca     27,495,000   ++AMF Bowling Worldwide Inc., 12.25% due
--0.7%                                      3/15/2006                                          25,276,595         4,192,988
                CC      Caa3    3,100,000   American Skiing Co., 12% due 7/15/2006              3,235,625         2,340,500
                D       Ca     24,000,000   ++Regal Cinemas Inc., 9.50% due 6/01/2008          23,018,700         2,760,000
                B       B1     10,000,000   Vail Resorts Inc., 8.75% due 5/15/2009             10,000,000         9,750,000
                                                                                           --------------     -------------
                                                                                               61,530,920        19,043,488

Financial       CCC-    Caa3   20,000,000   Amresco Inc., 9.875% due 3/15/2005                 20,087,500        10,950,000
Services        D       ca     20,000,000   SIG Capital Trust I, 9.50% due 8/15/2027 (i)       13,100,000         2,050,000
--0.5%                                                                                     --------------     -------------
                                                                                               33,187,500        13,000,000

Food &                                      Chiquita Brands International Inc.:
Beverage        C       Ca     20,000,000    ++9.125% due 3/01/2004                            19,585,625         9,500,000
--0.9%          C       Ca     20,000,000    10.25% due 11/01/2006                             19,881,400         9,500,000
                BB      Ba2     4,000,000   Constellation Brands Inc., 8% due 2/15/2008 (i)     4,000,000         4,110,000
                D       NR*    20,000,000   DGS International Finance Company BV, 10%
                                            due 6/01/2007 (i)                                  20,068,200         1,450,000
                                                                                           --------------     -------------
                                                                                               63,535,225        24,560,000

Gaming--4.4%    NR*     NR*    25,390,000   GB Property Funding Corp., 11% due 9/25/2005       30,316,650        23,866,600
                                            ++Jazz Casino Co. LLC:
                NR*     NR*    46,138,340    6.103% due 11/15/2009 (d)++++                     25,293,148         3,143,723
                NR*     NR*     2,524,830    Contigent Notes due 11/15/2009 (f)                         0                 0
                BB-     Ba3    10,000,000   Mandalay Resort Group, 10.25% due 8/01/2007        10,000,000        10,350,000
                BB+     Ba2    20,000,000   Park Place Entertainment, 7.875% due
                                            12/15/2005                                         20,000,000        19,975,000


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
             S&P      Moody's     Face
Industries  Rating     Rating    Amount                       Issue                              Cost              Value

Bonds (continued)
Gaming                                      Trump Atlantic City Associates/Funding Inc.:
(concluded)     B-      B3   $  7,500,000    11.25% due 5/01/2006                          $    7,284,375     $   4,987,500
                B-      B3     32,900,000    Series B, 11.25% due 5/01/2006                    32,474,064        21,878,500
                                            Venetian Casino/LV Sands:
                B-      Caa1   20,000,000    12.25% due 11/15/2004                             19,775,000        20,750,000
                CCC+    Caa3   13,500,000    14.25% due 11/15/2005                             13,426,586        13,905,000
                                                                                           --------------     -------------
                                                                                              158,569,823       118,856,323

Health          CCC+    B3      8,800,000   ALARIS Medical Systems, Inc., 9.75% due
Services--                                  12/01/2006                                          8,994,313         4,884,000
10.2%           B+      B1     30,000,000   Beverly Enterprises Inc., 9% due 2/15/2006         29,154,425        30,450,000
                                            Columbia/HCA Healthcare Corp.:
                NR*     Ba2    14,150,000    8.70% due 2/10/2010                               14,502,653        15,165,475
                BB+     Ba2    15,000,000    9% due 12/15/2014                                 15,647,230        16,383,255
                BB+     Ba2    15,000,000    8.36% due 4/15/2024                               14,614,910        14,532,870
                CCC+    B3     39,491,000   Extendicare Health Services, Inc., 9.35% due
                                            12/15/2007                                         38,387,460        33,172,440
                                            Fresenius Medical Capital:
                B+      ba3    10,000,000    Trust I, 9% due 12/01/2006                        10,468,750        10,150,000
                B+      ba3    35,000,000    Trust II, 7.875% due 2/01/2008                    35,010,000        34,037,500
                BB+     Ba3    15,000,000   HealthSouth Corporation, 10.75% due 10/01/2008     14,900,700        15,956,550
                CCC     B3     20,000,000   Kinetic Concepts, Inc., 9.625% due 11/01/2007      19,544,656        19,000,000
                B-      Caa1   35,000,000   Magellan Health Services, Inc., 9% due
                                            2/15/2008                                          34,996,875        32,812,500
                                            ++Mariner Post--Acute Network:
                D       NR*    49,000,000    9.50% due 11/01/2007                              48,781,460           735,000
                D       NR*    12,750,000    0/10.50% due 11/01/2007 (e)                        6,536,557           127,500
                NR*     C       8,000,000   ++Mediq Inc./PRN Life Support, 11% due
                                            6/01/2008                                           2,780,000           120,000
                B-      B3     17,500,000   PharMerica, Inc., 8.375% due 4/01/2008             12,050,000        16,712,500
                                            Tenet Healthcare Corporation:
                BB-     Ba3    10,000,000    8.625% due 1/15/2007                               9,989,400        10,425,000
                BB-     Ba3    20,000,000    8.125% due 12/01/2008                             19,922,400        20,650,000
                                                                                           --------------     -------------
                                                                                              336,281,789       275,314,590

Hotels--2.4%                                HMH Properties, Inc.:
                BB      Ba2    35,000,000    7.875% due 8/01/2008                              34,773,200        33,425,000
                BB      Ba2     5,000,000    8.45% due 12/01/2008                               4,983,200         4,925,000
                BBB-    Baa3   14,750,000   Hilton Hotels Corporation, 8.25% due 2/15/2011     14,645,552        15,049,868
                BB-     Ba2     9,775,000   Meristar Hospitality Corporation, 9% due
                                            1/15/2008 (i)                                       9,762,622         9,921,625
                                                                                           --------------     -------------
                                                                                               64,164,574        63,321,493

Independent                                 The AES Corporation:
Power           B+      Ba3    20,000,000    10.25% due 7/15/2006                              20,000,000        20,850,000
Producers       B+      Ba3    15,000,000    8.375% due 8/15/2007                              14,929,500        14,850,000
--3.4%          BB+     Ba2    28,000,000   CE Casecnan Water & Energy Co., 11.45%
                                            due 11/15/2005                                     28,000,000        23,870,000
                BB      Ba1    10,000,000   ESI Tractebel Acquisition Corp., 7.99% due
                                            12/30/2011                                         10,000,000        10,038,140
                BB+     Baa3   22,557,982   Monterrey Power, SA de CV, 9.625% due
                                            11/15/2009 (i)                                     22,537,842        22,388,797
                                                                                           --------------     -------------
                                                                                               95,467,342        91,996,937


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
             S&P      Moody's     Face
Industries  Rating     Rating    Amount                       Issue                              Cost              Value

Bonds (continued)
Industrial      CCC+    Caa3 $  9,500,000   Thermadyne Holdings Corp., 12.426% due
Services--0.2%                              6/01/2008 (e)                                  $    7,322,939     $     213,750
                CCC+    Caa2   13,500,000   Thermadyne Manufacturing, 9.875%
                                            due 6/01/2008                                      13,088,370         5,231,250
                                                                                           --------------     -------------
                                                                                               20,411,309         5,445,000

Media &         B       B3     40,000,000   Impsat Corp., 12.375% due 6/15/2008                37,197,500        20,500,000
Communications  B-      B3     10,500,000   Insight Communications, 12.377% due
--International                             2/15/2011 (e)(i)                                    5,829,705         5,801,250
--1.4%          CCC+    Ca     40,000,000   Orion Network Systems, Inc., 15.877% due
                                            1/15/2007 (e)                                      31,027,713        10,800,000
                                                                                           --------------     -------------
                                                                                               74,054,918        37,101,250

Metals &        NR*     NR*    27,500,000   ++AEI Resources Inc., 11.50% due 12/15/2006 (i)    20,675,000         1,512,500
Mining--3.8%    BB+     Ba2     6,000,000   Great Central Mines Ltd., 8.875% due 4/01/2008      6,000,000         4,710,000
                CCC+    Caa1   30,000,000   Kaiser Aluminum & Chemical Corp., 12.75%
                                            due 2/01/2003                                      31,438,125        24,900,000
                B       B2     22,000,000   Metals USA Inc., 8.625% due 2/15/2008              21,335,000        15,730,000
                BB-     B1     25,000,000   Murrin Murrin Holdings Property, 9.375%
                                            due 8/31/2007                                      24,845,000        19,375,000
                B       B3     17,000,000   Ormet Corporation, 11% due 8/15/2008 (i)           16,996,250        13,897,500
                B       B2     20,000,000   P & L Coal Holdings Corp., 9.625% due
                                            5/15/2008                                          19,942,800        21,100,000
                                                                                           --------------     -------------
                                                                                              141,232,175       101,225,000

Packaging       B+      Ba3    30,000,000   Vicap SA, 11.375% due 5/15/2007                    27,909,500        23,700,000
--0.9%

Paper & Forest  D       ca     21,000,000   APP Financial II Mauritius Ltd., 12% (g)(h)        18,425,000           682,500
Products--2.3%  D       Caa3   40,000,000   APP International Finance, 11.75% due
                                            10/01/2005                                         39,716,250         8,100,000
                CCC+    Caa1   22,000,000   Ainsworth Lumber Company, 12.50% due
                                            7/15/2007++++                                      21,629,936        18,810,000
                B       Caa1   42,000,000   Doman Industries Limited, 8.75% due 3/15/2004      39,126,250        23,730,000
                CC      Caa3   14,500,000   Indah Kiat International Finance, 12.50% due
                                            6/15/2006                                          14,572,500         3,951,250
                D       Caa3   10,000,000   Pindo Deli Financial Mauritius, 10.75% due
                                            10/01/2007                                          9,969,638         1,425,000
                CC      Caa3   32,500,000   Tjiwi Kimia Finance Mauritius, 10% due
                                            8/01/2004                                          30,977,000         4,956,250
                                                                                           --------------     -------------
                                                                                              174,416,574        61,655,000

Product         NR*     NR*    10,000,000   ++Ameriserve Food Distributors, 8.875% due
Distribution--                              10/15/2006                                         10,000,000           137,500
0.0%            NR*     C      25,000,000   US Office Products Co., 9.75% due 6/15/2008        24,920,100           437,500
                                                                                           --------------     -------------
                                                                                               34,920,100           575,000

Publishing &    BBB-    Baa3   10,000,000   World Color Press Inc., 7.75% due 2/15/2009         9,830,100        10,022,900
Printing--0.4%

Real Estate--   BB-     Ba3    30,000,000   Forest City Enterprises Inc., 8.50% due
1.1%                                        3/15/2008                                          30,213,750        28,987,500

Restaurants--   BB+     NR*     6,000,000   FM 1993A Corp., 9.75% due 11/01/2003                5,543,800         6,030,000
0.2%


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
             S&P      Moody's     Face
Industries  Rating     Rating    Amount                       Issue                              Cost              Value

Bonds (continued)
Steel--3.6%     NR*     B1   $ 35,000,000   CSN Iron SA, 9.125% due 6/01/2007 (i)          $   30,721,250    $   29,400,000
                B+      B2     20,000,000   Hylsa, SA de CV, 9.25% due 9/15/2007 (i)           19,872,930        13,150,000
                B-      Ca     20,000,000   Renco Steel Holdings, 10.875% due 2/01/2005        20,045,700         5,400,000
                D       Caa3   25,000,000   Republic Technologies, 13.75% due 7/15/2009        18,529,600         3,375,000
                B+      B3     20,000,000   WCI Steel Inc., 10% due 12/01/2004                 20,000,000        16,900,000
                B-      Caa1   25,000,000   WHX Corp., 10.50% due 4/15/2005                    25,000,000        14,375,000
                                            Weirton Steel Corp.:
                B-      Caa1    5,000,000    11.375% due 7/01/2004                              5,150,783         1,975,000
                B-      Caa1   24,000,000    10.75% due 6/01/2005                              22,793,750         9,360,000
                NR*     Caa3   43,000,000   ++Wheeling Pittsburgh Corp., 9.25% due
                                            11/15/2007                                         42,822,205         2,365,000
                                                                                           --------------     -------------
                                                                                              204,936,218        96,300,000

Supermarkets--                              Pueblo Xtra International Inc.:
0.2%            CCC     Caa1    9,975,000    9.50% due 8/01/2003                                8,803,688         3,541,125
                CCC     Caa1    1,420,000    Series C, 9.50% due 8/01/2003                      1,356,512           504,100
                                                                                           --------------     -------------
                                                                                               10,160,200         4,045,225

Telephony--1.5% B-      B3      6,000,000   CFW Communications Company, 13% due
                                            8/15/2010                                           5,776,733         4,110,000
                B+      B1     15,000,000   Energis PLC, 9.75% due 6/15/2009                   14,943,150        14,175,000
                B       B2     35,000,000   Nextlink Communications Inc., 9% due 3/15/2008     34,929,300        20,125,000
                B-      B2      1,700,000   Time Warner Telecom Inc., 10.125% due
                                            2/01/2011                                           1,700,000         1,708,500
                                                                                           --------------     -------------
                                                                                               57,349,183        40,118,500

Textiles--1.0%  B-      Ca     25,000,000   Galey & Lord, Inc., 9.125% due 3/01/2008           24,718,750        16,125,000
                                            ++Polysindo International Finance Company BV:
                NR*     NR*     7,500,000    8.719% (c)                                         4,200,000         1,087,500
                D       NR*    49,225,000    11.375% due 6/15/2006                             45,254,000         7,137,625
                D       NR*    22,350,000    9.375% due 7/30/2007                              11,266,500         3,240,750
                                                                                           --------------     -------------
                                                                                               85,439,250        27,590,875

Transportation  BB-     NR*    45,000,000   Autopistas del Sol SA, 10.25% due
--5.6%                                      8/01/2009 (i)                                      44,021,250        31,162,500
                CCC     Caa1   20,000,000   Cathay International Ltd., 13.50% due
                                            4/15/2008 (i)                                      20,000,000         5,700,000
                                            GS Superhighway Holdings:
                BB-     B1     25,000,000    9.875% due 8/15/2004                              21,282,500        21,687,500
                BB-     B1     35,000,000    10.25% due 8/15/2007                              34,024,690        29,312,500
                B+      B1     20,000,000   Gearbulk Holding Ltd., 11.25% due 12/01/2004       20,518,750        20,125,000
                BB-     B1     45,000,000   TFM, SA de CV, 12.564% due 6/15/2009 (e)           37,442,969        36,562,500
                B+      Ba3     8,000,000   Transportacion Maritima Mexicana, SA de CV,
                                            9.50% due 5/15/2003                                 6,548,875         6,900,000
                                                                                           --------------     -------------
                                                                                              183,839,034       151,450,000

Utilities       BB      Ba3    20,000,000   CMS Energy Corporation, 8.50% due 4/15/2011        19,603,600        19,900,000
--4.7%          BB-     B1     40,000,000   Espirito Santo-Escelsa, 10% due 7/15/2007          39,513,750        33,900,000
                B       NR*    24,100,000   Inversora de Electrica, 9% due 9/16/2004 (i)       23,995,000         4,880,250
                NR*     NR*    14,238,649   Sunflower Electric Power Corp., 8% due
                                            12/31/2016                                          9,340,152        11,319,726
                BB      Ba2    40,605,600   TransGas de Occidente SA, 9.79% due
                                            11/01/2010 (i)+++                                  40,678,110        30,555,714
                NR*     NR*    21,759,590   Tucson Electric & Power Co., 10.732% due
                                            1/01/2013 (g)+++                                   20,606,895        24,965,648
                                                                                           --------------     -------------
                                                                                              153,737,507       125,521,338


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
             S&P      Moody's     Face
Industries  Rating     Rating    Amount                       Issue                              Cost              Value

Bonds (concluded)
Waste           BB-     Ba3  $ 25,000,000   Allied Waste North America, 7.625% due
Management--                                1/01/2006                                      $   25,000,000     $  24,375,000
0.9%            NR*     Ca     23,700,000   ++Mid-American Waste Systems, Inc., 12.25%
                                            due 2/15/2003                                       6,170,334           474,000
                NR*     NR*    18,500,000   ++Safety-Kleen Services, 9.25% due 6/01/2008       18,500,000           231,250
                                                                                           --------------     -------------
                                                                                               49,670,334        25,080,250

Wireless        CCC     Caa1   10,000,000   Airgate PCS Inc., 12.697% due 10/01/2009 (e)        6,627,017         6,100,000
Communications  B       B3     13,550,000   American Tower Corporation, 9.375% due
-- Domestic                                 2/01/2009 (i)                                      13,550,000        13,041,875
--1.9%          CCC+    B3     30,000,000   Nextel Partners Inc., 13.806% due 2/01/2009 (e)    20,690,436        18,675,000
                NR*     Ca     35,000,000   Page Mart Wireless Inc., 13.086% due
                                            2/01/2008 (e)                                      26,509,858         1,925,000
                B       B3      1,700,000   Pinnacle Holdings Inc., 10% due 3/15/2008 (e)       1,404,924           994,500
                B-      B3      5,000,000   SBA Communications Corp., 12.308% due
                                            3/01/2008 (e)                                       3,950,588         3,975,000
                B-      B3     13,550,000   Spectrasite Holdings Inc., 12.875% due
                                            3/15/2010 (e)                                       8,273,394         5,758,750
                                                                                           --------------     -------------
                                                                                               81,006,217        50,470,125

Wireless        B       B2     15,250,000   CTI Holdings SA, 12.994% due 4/15/2008 (e)         11,266,162         5,680,625
Communications  B       B3     42,472,000   Comunicacion Celular SA, 14.125% due
--International                             3/01/2005 (i)                                      42,472,000        32,384,900
--5.7%          CCC-    Caa3   25,000,000   Dolphin Telecom PLC, 14.147% due 5/15/2009 (e)     16,249,479         1,875,000
                B-      Caa1   46,000,000   McCaw International Ltd., 13.611% due
                                            4/15/2007 (e)                                      39,025,480        29,670,000
                B-      Caa1   70,000,000   Millicom International Cellular SA, 13.40%
                                            due 6/01/2006 (e)                                  68,233,409        62,650,000
                B-      Caa1   22,000,000   Nextel International Inc., 12.75% due
                                            8/01/2010                                          21,696,840        17,435,000
                CCC-    Caa1   18,000,000   Telesystem International Wireless Inc.,
                                            13.151% due 6/30/2007 (e)                          15,123,605         3,127,500
                                                                                           --------------     -------------
                                                                                              214,066,975       152,823,025

                                            Total Investments in Bonds--86.6%               3,469,532,299     2,329,169,407

                                 Shares
                                  Held

Preferred Stocks
Cable--International--0.9%         26,302   NTL Incorporated (Series B)++++                    26,728,649        20,712,825
                                  200,000   UnitedGlobalCom Inc. (Convertible)                  5,688,800         4,175,000
                                                                                           --------------     -------------
                                                                                               32,417,449        24,887,825

Conglomerates--0.2%                 3,100   Eagle-Picher Industries (Series B)                 17,686,590         4,727,500

Financial Services--1.2%        1,230,000   California Federal Bank (Series A)                 30,815,000        30,750,000

Product Distribution--0.0%        297,038   Nebco Evans Holding Co. (Series A)++++             27,166,659            37,130

Publishing & Printing--1.3%                 Primedia, Inc.:
                                  125,000    (Series D)                                        12,500,000        11,468,750
                                  292,500    (Series H)                                        29,109,500        24,496,875
                                                                                           --------------     -------------
                                                                                               41,609,500        35,965,625

Telephony--0.5%                    14,131   Intermedia Communications Inc.
                                            (Convertible)++++                                  14,165,794        13,883,708

Utilities--0.2%                     4,057   Crown Castle International Corporation++++          4,079,670         3,864,292


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                 Shares
Industries                        Held                        Issue                              Cost              Value

Preferred Stocks (concluded)
Wireless Communications--          51,690   Nextel Communications, Inc. (Series E)++++     $   50,711,530     $  37,862,925
Domestic--1.6%                      8,090   Rural Cellular Corp. (Series B)++++                 7,871,061         6,249,525
                                                                                           --------------     -------------
                                                                                               58,582,591        44,112,450

                                            Total Investments in Preferred Stocks--5.9%       226,523,253       158,228,530

Common Stocks

Cable--Domestic--0.0%               2,887   ++CS Wireless Systems, Inc.                            20,336             4,330

Cable--International--0.0%         11,162   ++UnitedGlobalCom Inc. (Class A)                      175,000           146,158

Energy--0.0%                        5,816   ++TransTexas Gas Corporation                               58            77,062

Entertainment--0.2%             1,061,496   ++On Command Corporation                           47,702,687         6,302,632

Gaming--0.3%                    1,240,697   ++GB Holdings Inc.                                  9,455,710         7,444,182
                                  732,105   ++JCC Holding Company (Class A)                     2,928,420            45,756
                                                                                           --------------     -------------
                                                                                               12,384,130         7,489,938
Telephony--0.0%                    64,007   ++McLeodUSA Incorporated (Class A)                     77,000           557,061

Transportation--0.4%            1,306,668   ++Seabulk International, Inc.                      40,564,935        10,412,511

Wireless Communications--       1,753,018   ++Arch Wireless, Inc.                              25,062,933         1,068,245
Domestic--0.1%                    660,670   ++Metrocall, Inc.                                   9,091,747           154,845
                                            ++Vast Solutions Inc.:
                                   83,262    (Class B1)                                               833               833
                                   83,262    (Class B2)                                               833               833
                                   83,262    (Class B3)                                               833               833
                                                                                           --------------     -------------
                                                                                               34,157,179         1,225,589
                                            Total Investments in Common Stocks--1.0%          135,081,325        26,215,281

Warrants (b)

Cable--International--0.0%         10,000   Cable Satisfaction                                    395,636           105,000
                                   45,000   UIH Australia/Pacific                                 540,000           230,625
                                                                                           --------------     -------------
                                                                                                  935,636           335,625

Entertainment--0.0%               385,661   On Command Corporation                              3,033,504           361,557

Media & Communications--           15,000   Loral Space & Communications                          174,450            18,750
International--0.0%

Steel--0.0%                        20,000   Republic Technologies                               2,162,400               200

Telephony--0.0%                     6,000   Ntelos Inc.                                           147,660            18,750
Wireless Communications--          57,040   Page Mart Inc.                                        236,127            10,695
Domestic--0.0%

Wireless Communications--          53,472   Comunicacion Celular SA (i)                           109,680           160,416
International--0.0%

                                            Total Investments in Warrants--0.0%                 6,799,457           905,993

                                            Total Long-Term Investments--93.5%              3,837,936,334     2,514,519,211


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


SCHEDULE OF INVESTMENTS (concluded)                                                                         (in US dollars)
                                  Face
                                 Amount                       Issue                              Cost              Value

Short-Term Securities
Commercial Paper**--2.6%     $ 40,000,000   AIG Funding, 5.12% due 4/06/2001               $   39,977,244    $   39,977,244
                               25,000,000   Gannett Company, 5.08% due 4/04/2001               24,992,945        24,992,945
                                  798,000   General Motors Acceptance Corp., 5.38%
                                            due 4/02/2001                                         798,000           798,000
                                4,000,000   J.P. Morgan Securities Inc., 5% due 4/02/2001       4,000,000         4,000,000
                                                                                           --------------    --------------
                                                                                               69,768,189        69,768,189

US Government Agency           41,600,000   Federal National Mortgage Association, 5.04%
Obligations**--1.5%                         due 4/05/2001                                      41,582,528        41,582,528

                                            Total Investments in Short-Term
                                            Securities--4.1%                                  111,350,717       111,350,717

Total Investments--97.6%                                                                   $3,949,287,051     2,625,869,928
                                                                                           ==============
Other Assets Less Liabilities--2.4%                                                                              64,496,517
                                                                                                             --------------
Net Assets--100.0%                                                                                           $2,690,366,445
                                                                                                             ==============



*Not Rated.
**Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
++Non-income producing security.
++++Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
+++Subject to principal paydowns.
(a)Each $1,000 face amount contains one warrant of Australis Media
Ltd.
(b)Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(c)Maturity of this security is pending as a result of bankruptcy proceedings.
(d)Floating rate note.
(e)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
(f)Represents an obligation by Jazz Casino Co. LLC to pay a semi-annual amount to the Portfolio through 11/15/2009. The payments are based upon varying interest rates and the amounts, which may be paid-in-kind, are contingent upon the earnings before income taxes, depreciation and amortization of Jazz Casino Co. LLC on a fiscal year basis.
(g)Restricted securities as to resale. The value of the Portfolio's investment in restricted securities was approximately $61,828,000, representing 2.3% of net assets.


                                                        Acquisition
Issue                                     Date(s)           Cost         Value

APP Financial II Mauritius Ltd., 12%    4/24/1998--
                                         5/01/1998    $  18,425,000   $    682,500

TransAmerican Refining Corporation,
13% due 12/15/2003                       12/09/1997      35,640,000     36,180,000

Tucson Electric & Power Co.,
10.732% due 1/01/2013                    7/16/1993-
                                         10/06/1998      20,606,895     24,965,648
                                                      -------------   ------------
Total                                                 $  74,671,895   $ 61,828,148
                                                      =============   ============


(h)The security is a perpetual bond and has no definite maturity date.
(i)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.


See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of March 31, 2001
Assets:             Investments, at value (identified cost--$3,949,287,051)                               $2,625,869,928
                    Cash                                                                                          48,783
                    Receivables:
                      Interest                                                           $   67,922,714
                      Securities sold                                                         9,597,476
                      Capital shares sold                                                     2,611,963
                      Dividends                                                               1,967,035       82,099,188
                                                                                         --------------
                    Prepaid registration fees and other assets                                                   770,441
                                                                                                          --------------
                    Total assets                                                                           2,708,788,340
                                                                                                          --------------

Liabilities:        Payables:
                      Dividends to shareholders                                               7,676,289
                      Capital shares redeemed                                                 7,135,671
                      Distributor                                                             1,367,573
                      Investment adviser                                                        881,319
                      Securities purchased                                                      634,847       17,695,699
                                                                                         --------------
                    Accrued expenses and other liabilities                                                       726,196
                                                                                                          --------------
                    Total liabilities                                                                         18,421,895
                                                                                                          --------------

Net Assets:         Net assets                                                                            $2,690,366,445
                                                                                                          ==============

Net Assets          Class A Common Stock, $.10 par value, 500,000,000 shares
Consist of:         authorized                                                                            $    9,244,227
                    Class B Common Stock, $.10 par value, 1,500,000,000 shares
                    authorized                                                                                31,761,592
                    Class C Common Stock, $.10 par value, 200,000,000 shares
                    authorized                                                                                 3,725,382
                    Class D Common Stock, $.10 par value, 500,000,000 shares
                    authorized                                                                                 4,870,323
                    Paid-in capital in excess of par                                                       4,518,273,670
                    Accumulated realized capital losses on investments--net                                (427,899,746)
                    Accumulated distributions in excess of realized capital gains on
                    investments--net                                                                       (126,191,880)
                    Unrealized depreciation on investments--net                                          (1,323,417,123)
                                                                                                          --------------
                    Net assets                                                                            $2,690,366,445
                                                                                                          ==============

Net Asset           Class A--Based on $501,274,928 and 92,442,273 shares outstanding                      $         5.42
Value:                                                                                                    ==============
                    Class B--Based on $1,722,654,399 and 317,615,922 shares outstanding                   $         5.42
                                                                                                          ==============
                    Class C--Based on $202,190,895 and 37,253,823 shares outstanding                      $         5.43
                                                                                                          ==============
                    Class D--Based on $264,246,223 and 48,703,227 shares outstanding                      $         5.43
                                                                                                          ==============

                    See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended March 31, 2001
Investment          Interest and discount earned                                                          $  165,693,990
Income:             Dividends                                                                                  9,355,796
                    Other                                                                                      1,655,436
                                                                                                          --------------
                    Total income                                                                             176,705,222
                                                                                                          --------------

Expenses:           Account maintenance and distribution fees--Class B                   $    6,840,007
                    Investment advisory fees                                                  5,795,752
                    Transfer agent fees--Class B                                              1,113,085
                    Account maintenance and distribution fees--Class C                          806,314
                    Accounting services                                                         362,782
                    Account maintenance fees--Class D                                           315,803
                    Professional fees                                                           312,857
                    Transfer agent fees--Class A                                                269,343
                    Transfer agent fees--Class D                                                135,962
                    Transfer agent fees--Class C                                                129,293
                    Printing and shareholder reports                                            123,024
                    Custodian fees                                                               54,267
                    Registration fees                                                            39,188
                    Directors' fees and expenses                                                 15,951
                    Pricing fees                                                                 15,457
                    Other                                                                        41,155
                                                                                         --------------
                    Total expenses                                                                            16,370,240
                                                                                                          --------------
                    Investment income--net                                                                   160,334,982
                                                                                                          --------------

Realized &          Realized loss on investments--net                                                       (62,619,252)
Unrealized          Change in unrealized depreciation on investments--net                                  (251,786,880)
Loss on                                                                                                   --------------
Investments--Net:   Net Decrease in Net Assets Resulting from Operations                                 $ (154,071,150)
                                                                                                          ==============


                    See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                          For the Six        For the
                                                                                          Months Ended      Year Ended
                                                                                           March 31,      September 30,
Increase (Decrease) in Net Assets:                                                            2001             2000
Operations:         Investment income--net                                               $  160,334,982   $  417,381,862
                    Realized loss on investments--net                                      (62,619,252)    (365,280,494)
                    Change in unrealized depreciation on investments--net                 (251,786,880)       34,789,191
                                                                                         --------------   --------------
                    Net increase (decrease) in net assets resulting from operations       (154,071,150)       86,890,559
                                                                                         --------------   --------------

Dividends           Investment income--net:
to Shareholders:      Class A                                                              (30,287,361)     (77,078,103)
                      Class B                                                             (103,659,585)    (276,931,328)
                      Class C                                                              (11,391,626)     (29,642,579)
                      Class D                                                              (14,996,410)     (33,729,852)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends to
                    shareholders                                                          (160,334,982)    (417,381,862)
                                                                                         --------------   --------------

Capital Share       Net decrease in net assets derived from capital share
Transactions:       transactions                                                          (148,839,310)  (1,335,128,287)
                                                                                         --------------   --------------

Net Assets:         Total decrease in net assets                                          (463,245,442)  (1,665,619,590)
                    Beginning of period                                                   3,153,611,887    4,819,231,477
                                                                                         --------------   --------------
                    End of period                                                        $2,690,366,445   $3,153,611,887
                                                                                         ==============   ==============

                    See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                       Class A
                                                               For the
                                                              Six Months
The following per share data and ratios have been derived       Ended
from information provided in the financial statements.        March 31,          For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                          2001        2000        1999        1998        1997
Per Share           Net asset value, beginning of period     $     6.03  $     6.59  $     7.05  $     8.29   $     7.93
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .34         .71         .72         .75        .74++
                    Realized and unrealized gain (loss)
                    on investments--net                           (.61)       (.56)       (.31)      (1.19)          .36
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              (.27)         .15         .41       (.44)         1.10
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                      (.34)       (.71)       (.72)       (.75)        (.74)
                      Realized gain on investments--net              --          --       (.01)       (.05)           --
                      In excess of realized gain on
                      investments--net                               --          --       (.14)          --           --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (.34)       (.71)       (.87)       (.80)        (.74)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     5.42  $     6.03  $     6.59  $     7.05   $     8.29
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share       (4.47%)+++       2.31%       5.90%     (5.98%)       14.58%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      .60%*        .52%        .51%        .49%         .51%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                      12.12%*      11.07%      10.40%       9.40%        9.23%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $  501,275  $  545,425  $  807,942  $  922,820   $1,044,799
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            9.90%      14.44%      19.74%      41.97%       38.58%
                                                             ==========  ==========  ==========  ==========   ==========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.
See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                              Class B
                                                             For the
                                                            Six Months
The following per share data and ratios have been derived     Ended
from information provided in the financial statements.      March 31,             For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                        2001          2000        1999        1998         1997
Per Share           Net asset value, beginning of period     $     6.04  $     6.59  $     7.05  $     8.30   $     7.93
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .32         .66         .67         .69        .68++
                    Realized and unrealized gain (loss) on
                    investments--net                              (.62)       (.55)       (.31)      (1.20)          .37
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              (.30)         .11         .36       (.51)         1.05
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                      (.32)       (.66)       (.67)       (.69)        (.68)
                      Realized gain on investments--net              --          --       (.01)       (.05)           --
                      In excess of realized gain on
                      investments--net                               --          --       (.14)          --           --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (.32)       (.66)       (.82)       (.74)        (.68)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     5.42  $     6.04  $     6.59  $     7.05   $     8.30
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share       (4.99%)+++       1.70%       5.10%     (6.80%)       13.86%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                     1.36%*       1.29%       1.28%       1.25%        1.27%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                      11.37%*      10.30%       9.66%       8.63%        8.46%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $1,722,654  $2,115,413  $3,290,248  $4,469,452   $5,495,488
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            9.90%      14.44%      19.74%      41.97%       38.58%
                                                             ==========  ==========  ==========  ==========   ==========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., High Income Portfolio


March 31, 2001


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                      Class C
                                                               For the
                                                              Six Months
The following per share data and ratios have been derived       Ended
from information provided in the financial statements.        March 31,         For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                          2001       2000        1999         1998        1997
Per Share           Net asset value, beginning of period     $     6.04  $     6.60  $     7.06  $     8.30   $     7.94
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .32         .66         .66         .69        .68++
                    Realized and unrealized gain (loss) on
                    investments--net                              (.61)       (.56)       (.31)      (1.19)          .36
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              (.29)         .10         .35       (.50)         1.04
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                      (.32)       (.66)       (.66)       (.69)        (.68)
                      Realized gain on investments--net              --          --       (.01)       (.05)           --
                      In excess of realized gain on
                      investments--net                               --          --       (.14)          --           --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (.32)       (.66)       (.81)       (.74)        (.68)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     5.43  $     6.04  $     6.60  $     7.06   $     8.30
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share       (4.84%)+++       1.49%       5.06%     (6.72%)       13.66%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                     1.42%*       1.34%       1.33%       1.31%        1.32%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                      11.30%*      10.25%       9.62%       8.58%        8.39%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $  202,191  $  227,274  $  361,606  $  550,482   $  638,626
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            9.90%      14.44%      19.74%      41.97%       38.58%
                                                             ==========  ==========  ==========  ==========   ==========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.
See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                      Class D
                                                               For the
                                                              Six Months
The following per share data and ratios have been derived       Ended
from information provided in the financial statements.        March 31,         For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                          2001       2000        1999         1998       1997
Per Share           Net asset value, beginning of period     $     6.04  $     6.59  $     7.05  $     8.30   $     7.94
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .33         .70         .70         .73        .72++
                    Realized and unrealized gain (loss) on
                    investments--net                              (.61)       (.55)       (.31)      (1.20)          .36
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              (.28)         .15         .39       (.47)         1.08
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                      (.33)       (.70)       (.70)       (.73)        (.72)
                      Realized gain on investments--net              --          --       (.01)       (.05)           --
                      In excess of realized gain on
                      investments--net                               --          --       (.14)          --           --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (.33)       (.70)       (.85)       (.78)        (.72)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     5.43  $     6.04  $     6.59  $     7.05   $     8.30
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share       (4.57%)+++       2.22%       5.64%     (6.32%)       14.29%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      .85%*        .77%        .76%        .74%         .76%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                      11.87%*      10.83%      10.15%       9.14%        8.95%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $  264,246  $  265,500  $  359,435  $  430,164   $  496,836
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            9.90%      14.44%      19.74%      41.97%       38.58%
                                                             ==========  ==========  ==========  ==========   ==========



*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.
See Notes to Financial Statements.

Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
High Income Portfolio (the "Portfolio") is one of three portfolios in Merrill Lynch Bond Fund, Inc. (the "Fund") (formerly Merrill Lynch Corporate Bond Fund, Inc.), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the result for the interim period presented. All such adjustments are of a normal, recurring nature. The Portfolio has offered four classes of shares under the Merrill Lynch Select Pricing SM System. On March 31, 2000, the Fund's Board of Directors approved a proposal to resume offering the Portfolio's shares to new investors. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund which may use a matrix system for valuations.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001

NOTES TO FINANCIAL STATEMENTS (continued)


* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective October 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of September 30, 2001.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(g) Expenses--Certain expenses have been allocated to the individual Portfolios in the Fund on a pro rata basis based upon the respective aggregate net asset value of each Portfolio included in the Fund.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee with respect to the Portfolio based upon the aggregate average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $250 million; .50% of average daily net assets in excess of $250 million but not exceeding $500 million;
 .45% of average daily net assets in excess of $500 million but not exceeding $750 million; and .40% of average daily net assets in excess of $750 million. For the six months ended March 31, 2001, the aggregate average daily net assets of the Fund, including the Fund's Core Bond Portfolio and Intermediate Term Portfolio, was approximately $4,368,329,000.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Portfolio as follows:
                                     Account
                                   Maintenance    Distribution
                                       Fee             Fee

Class B                               .25%            .50%
Class C                               .25%            .55%
Class D                               .25%             --


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001

Pursuant to a sub-agreement with the Distributor, MLPF&S, a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended March 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Portfolio's Class A and Class D Shares as follows:

                                       FAMD            MLPF&S

Class A                               $ 3,936         $ 33,242
Class D                               $22,605         $212,159

For the six months ended March 31, 2001, MLPF&S received contingent deferred sales charges of $894,954 and $7,368 relating to transactions in Class B and Class C Shares of the Portfolio, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $470 relating to transactions subject to front-end sales charge waivers in Class D Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the six months ended March 31, 2001, the Portfolio paid
Merrill Lynch Security Pricing Service, an affiliate of MLPF&S,
$1,745 for security price quotations to compute the net asset value of the Portfolio.

Accounting services were provided to the Portfolio by FAM through December 31, 2000. Up to this date, the Portfolio reimbursed FAM $167,348 for these services. As of January 1, 2001, accounting services are provided to the Portfolio by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Portfolio. The Portfolio will pay the cost of these services. In addition, the Portfolio will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2001 were $265,640,866 and $526,337,253, respectively.

Net realized losses for the six months ended March 31, 2001 and net unrealized losses as of March 31, 2001 were as follows:


                                  Realized        Unrealized
                                   Losses           Losses

Long-term investments          $  (62,619,252)  $(1,323,417,123)
                               --------------   ---------------
Total                          $  (62,619,252)  $(1,323,417,123)
                               ==============   ===============

As of March 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $1,323,417,123, of which $42,806,869 related to appreciated securities and $1,366,223,992 related to depreciated securities. The aggregate cost of investments at March 31, 2001 for Federal income tax purposes was $3,949,287,051.

4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $148,839,310 and $1,335,128,287 for the six months ended March 31, 2001 and the year ended September 30, 2000, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended March 31, 2001                  Shares        Amount

Shares sold                        13,456,253    $   74,761,049
Shares issued to shareholders
in reinvestment of dividends        1,929,595        10,709,212
                                -------------    --------------
Total issued                       15,385,848        85,470,261
Shares redeemed                   (13,334,562)      (74,391,764)
                                -------------    --------------
Net increase                        2,051,286    $   11,078,497
                                =============    ==============


Class A Shares for the Year                         Dollar
Ended September 30, 2000              Shares        Amount

Shares sold                        19,964,132    $  128,235,851
Shares issued to shareholders
in reinvestment of dividends        4,248,652        27,152,620
                                -------------    --------------
Total issued                       24,212,784       155,388,471
Shares redeemed                  (56,429,304)     (357,927,053)
                                -------------    --------------
Net decrease                     (32,216,520)   $ (202,538,582)
                                =============    ==============


Class B Shares for the Six Months                   Dollar
Ended March 31, 2001                  Shares        Amount

Shares sold                        22,046,988    $  122,864,766
Shares issued to shareholders
in reinvestment of dividends        7,099,598        39,436,545
                                -------------    --------------
Total issued                       29,146,586       162,301,311
Automatic conversion of
shares                            (5,056,974)      (28,413,358)
Shares redeemed                  (56,977,087)     (318,418,228)
                                -------------    --------------
Net decrease                     (32,887,475)   $ (184,530,275)
                                =============    ==============


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


NOTES TO FINANCIAL STATEMENTS


Class B Shares for the Year                         Dollar
Ended September 30, 2000              Shares        Amount

Shares sold                        21,467,566    $  136,985,634
Shares issued to shareholders
in reinvestment of dividends       17,174,585       109,869,020
                                -------------    --------------
Total issued                       38,642,151       246,854,654
Automatic conversion of
shares                            (7,715,288)      (48,887,473)
Shares redeemed                 (179,609,829)   (1,152,894,922)
                                -------------    --------------
Net decrease                    (148,682,966)   $ (954,927,741)
                                =============    ==============


Class C Shares for the Six Months                   Dollar
Ended March 31, 2001                  Shares        Amount

Shares sold                         5,163,653    $   28,826,746
Shares issued to shareholders
in reinvestment of dividends          976,787         5,429,662
                                -------------    --------------
Total issued                        6,140,440        34,256,408
Shares redeemed                   (6,518,635)      (36,494,255)
                                -------------    --------------
Net decrease                        (378,195)   $   (2,237,847)
                                =============    ==============


Class C Shares for the Year                         Dollar
Ended September 30, 2000              Shares        Amount

Shares sold                         2,863,680    $   18,295,183
Shares issued to shareholders
in reinvestment of dividends        2,274,487        14,564,966
                                -------------    --------------
Total issued                        5,138,167        32,860,149
Shares redeemed                  (22,332,137)     (143,860,237)
                                -------------    --------------
Net decrease                     (17,193,970)   $ (111,000,088)
                                =============    ==============


Class D Shares for the Six Months                   Dollar
Ended March 31, 2001                  Shares        Amount

Shares sold                         7,168,324    $   39,959,189
Automatic conversion of
shares                              5,056,843        28,413,358
Shares issued to shareholders
in reinvestment of dividends        1,053,229         5,846,293
                                -------------    --------------
Total issued                       13,278,396        74,218,840
Shares redeemed                   (8,548,335)      (47,368,525)
                                -------------    --------------
Net increase                        4,730,061    $   26,850,315
                                =============    ==============


Class D Shares for the Year                         Dollar
Ended September 30, 2000              Shares        Amount

Shares sold                         4,986,742    $   32,031,788
Automatic conversion of
shares                              7,714,380        48,887,473
Shares issued to shareholders
in reinvestment of dividends        2,424,984        15,538,623
                                -------------    --------------
Total issued                       15,126,106        96,457,884
Shares redeemed                  (25,665,013)     (163,119,760)
                                -------------    --------------
Net decrease                     (10,538,907)   $  (66,661,876)
                                =============    ==============


5. Short-Term Borrowings:
On December 1, 2000, the Portfolio, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the facility during the six months ended March 31, 2001.

6. Capital Loss Carryforward:
At September 30, 2000, the Portfolio had a net capital loss carryforward of approximately $135,369,000, of which $74,969,000 expires in 2007 and $60,400,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


Merrill Lynch Bond Fund, Inc., High Income Portfolio
March 31, 2001


OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Christopher G. Ayoub, Senior Vice President
Vincent T. Lathbury III, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Arthur Zeikel, Director and Joseph T. Monagle Jr., Senior Vice
President of Merrill Lynch Bond Fund, Inc., have recently retired. The Fund's Board of Directors wishes Messrs. Zeikel and Monagle well in their retirements.